Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Gain (loss) on sale of discontinued operation, before tax	$ (104.0)	$ (43.0)	$ 497.9
Gain (loss) on sale of discontinued operation, tax	$ (7.7)	$ (13.3)	72.2
Hardware & Home Improvement
Gain (loss) on sale of discontinued operation, before tax			384.7
Gain (loss) on sale of discontinued operation, tax			$ 25.8